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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-7978

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                              ING MAYFLOWER TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

  (Name and address of agent for service)             With copies to:

          Theresa K. Kelety, Esq.                 Jeffrey S. Puretz, Esq.
           Voya Investments, LLC                        Dechert LLP
  7337 E. Doubletree Ranch Road, Suite 100          1900 K Street, N.W.
            Scottsdale, AZ 85258                    Washington, DC 20006

      Registrant's telephone number, including area code: (800) 992-0180

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                      Date of fiscal year end: October 31

            Date of reporting period: July 1, 2013 - June 30, 2014

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-7978
Reporting Period: 07/01/2013 - 06/30/2014
ING Mayflower Trust


========================= ING International Value Fund =========================


FIAT INDUSTRIAL S.P.A.

Ticker:       FI             Security ID:  T42136100
Meeting Date: JUL 09, 2013   Meeting Type: Special
Record Date:  JUN 28, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger by Absorption of Fiat    For       For          Management
      Industrial SpA into FI CBM Holdings N.
      V.



========== END N-PX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING MAYFLOWER TRUST

By:    /s/ Shaun P. Mathews
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       Shaun P. Mathews
       President and Chief Executive Officer

Date:  August 25, 2014